UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:    Carl C. Icahn, Individual
Address: c/o Icahn Associates Corp.
         767 Fifth Ave., 47TH Floor
         New York, NY  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:   Individual
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
Edward E. Mattner                   New York, New York                 5/13/05
  (Signature]                        [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $2,059,915
                                             (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No. From 13F File Number Name

         01       28-4690                   High River Limited Partnership

         02       28-4970                   High Coast Limited Partnership

         03       28-2662                   Barberry Corp.

                           Form 13F Information Table
                    Name of Reporting Manager: Carl C. Icahn


Column 1:           Column 2:   Column    Column 4:  Column 5:         Column 6:          Column 7:         Column 8:
NAME OF ISSUER      TITLE OF    3:        FAIR       SHARES OR  SH/     INVEST-           OTHER              VOTING
                    CLASS       CUSIP     MARKET     PRINCIPAL  PRN     MENT              MANAGERS          AUTHORITY
                                NUMBER    VALUE      AMOUNT             DISCRE-                             (SHARES)
                                          (000)                         TION
                                                                     (a)   (b)   (c)
                                                                    Sole Shared  Shared             (a )     (b)     (c)
                                                                         Defined Other              Sole   Shared    None

American Real       Depository  029169109 1,103,148  39,896,836  SH         X               2, 3            39,896,836
Estate Partners LP  Units

Blockbuster Inc.    Class A     093679108    12,352   1,398,820  SH         X               1                1,398,820
                    Common
Blockbuster Inc.    Class A     093679108     7,929     898,000  SH         X                                  898,000
                    Common
Blockbuster Inc.    Class B     093679207     6,457     772,320  SH         X               1                  772,320
                    Common
Blockbuster Inc.    Class B     093679207     2,807     335,746  SH         X                                  335,746
                    Common
Hollywood           Common      436141105    18,294   1,389,041  SH         X               1                 1,389,041
Entertainment
Corp.

Imclone Systems,    Common      45245W109   118,986   3,448,871  SH         X               1                 3,448,871
Inc.

Imclone Systems,    Common      45245W109    53,353   1,546,471  SH         X                                 1,546,471
Inc.

Kerr-McGee Corp.    Common      492386107   115,288   1,471,820  SH         X               1                 1,471,820

Kerr-McGee Corp.    Common      492386107    12,924     165,000  SH         X                                   165,000

Ladenburg Thalman   Common      50575Q101     2,709   3,983,603  SH         X               1                 3,983,603
Financial
Services, Inc.

Ladenburg Thalman   Common      50575Q101     1,706   2,509,341  SH         X                                 2,509,341
Financial
Services, Inc.

Mylan Lab-s, Inc.   Common      628530107   465,884  26,291,400  SH         X                1               26,291,400

New Valley Corp.    Common      649080504     8,574   1,262,686  SH         X                                 1,262,686

Vector Group Ltd.   Common      92240M108   117,585   7,645,327  SH         X                1                7,645,327

Vector Group Ltd.   Common      92240M108    11,919     775,000  SH         X                                   775,000



                                TOTAL     2,059,915


Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.